Property and equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, recorded at cost, consisted of the following as of June 30, 2014 and March 31, 2014:

	June 30, 2014	March 31, 2014
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(276)	(158)
Property and equipment, net	$1,143	$1,261

Property and equipment, recorded at cost, consisted of the following as of March 31, 2014 and 2013:

	2014	2013
Computer equipment	$1,419	$—
Less: accumulated depreciation	(158)	—
Property and equipment, net	$1,261	$—